Basis of Preparation and Significant Accounting Policies - Additional Information (Details) $ in Millions			12 Months Ended
		Jan. 01, 2020 USD ($)	Dec. 31, 2019 USD ($) period	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 01, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Threshold Period of Value Decline in Equity Securities to be considered Other than Temporary Impairment			12 months
Non-Payment Of Dividends, Number Of Periods | period			6
Right-of-use operating lease assets			$ 93.5	$ 0.0		$ 88.1
Operating lease liabilities			$ 113.2			$ 95.5
Operating lease, weighted average discount rate (percent)			5.00%
Operating lease charge			$ 18.0	0.0	$ 0.0
Amortization of right-of-use operating lease assets			13.4	$ 0.0	0.0
Interest on operating lease liability			$ 4.6
Computer Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			3 years
Computer Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			5 years
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			4 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			15 years
Fixed maturities
Property, Plant and Equipment [Line Items]
Percentage of Value Decline in Securities to be considered Other than Temporary Impairment			20.00%
Restatement Adjustment | Retained earnings
Property, Plant and Equipment [Line Items]
Retained earnings restatement	[1]				$ 15.6
Subsequent Event | Accounting Standards Update 2016-13 [Member]
Property, Plant and Equipment [Line Items]
Available-for-sale investment portfolio		$ 0.5
Financing Receivable, Allowance for Credit Loss, Period Increase (Decrease)		(3.7)
Subsequent Event | Accounting Standards Update 2016-13 [Member] | Retained earnings
Property, Plant and Equipment [Line Items]
Cumulative effect of new accounting principle in period of adoption		$ 4.2

[1]	Reinsurance premiums payables and retained earnings have been restated by $15.6 million from January 1, 2017 to account for additional ceded premiums on excess of loss ceded reinsurance contracts for periods December 31, 2016 and prior.